                         METLIFE INSURANCE COMPANY USA

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                          PROSPECTUS DATED MAY 1, 2004
                            (FLEXIBLE VALUE ANNUITY)


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                          PROSPECTUS DATED MAY 1, 2000
                                 (SECURANNUITY)


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                       PROSPECTUS DATED NOVEMBER 6, 1996
                               (ULTIMATE ANNUITY)

This Supplement revises information contained in the prospectus dated May 1, 2004 (as supplemented) for the Flexible Value Variable Annuity contract, the prospectus dated May 1, 2000 (as supplemented) for the SecurAnnuity Variable Annuity contract, and the prospectus dated November 6, 1996 (as supplemented) for the Ultimate Annuity Variable Annuity contract issued by MetLife Insurance Company USA ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                             Minimum  Maximum
                                                                           --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,   0.25%     1.05%
distribution and/or service (12b-1) fees, and other expenses)

FUND FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                             DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
FUND                                FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------ ------------ -------------- ---------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2
 American Funds Global Small       0.69%         0.25%       0.04%         --        0.98%           --          0.98%
  Capitalization Fund

 American Funds Growth Fund       0.33%         0.25%        0.02%        --        0.60%           --          0.60%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
FUND                                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 American Funds Growth-Income Fund              0.27%         0.25%       0.02%

DEUTSCHE VARIABLE SERIES I -- CLASS A
 Deutsche CROCI(R) International VIP            0.79%          --         0.26%

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Asset Manager Portfolio                        0.50%          --         0.13%

 Contrafund(R) Portfolio                       0.55%          --          0.08%

 Government Money Market Portfolio              0.17%          --         0.08%

 Growth Portfolio                              0.55%          --          0.09%

 MET INVESTORS SERIES TRUST -- CLASS A
 Invesco Small Cap Growth Portfolio            0.85%          --          0.02%

 MetLife Small Cap Value Portfolio              0.75%          --         0.02%

 MFS(R) Research International Portfolio       0.69%          --          0.07%

 Morgan Stanley Mid Cap Growth                  0.65%          --         0.03%
  Portfolio

 PIMCO Total Return Portfolio                  0.48%          --          0.04%

 T. Rowe Price Large Cap Value Portfolio        0.57%          --         0.02%

METROPOLITAN SERIES FUND -- CLASS A
 Barclays Aggregate Bond Index Portfolio        0.25%          --         0.03%

 BlackRock Bond Income Portfolio               0.32%          --          0.04%

 BlackRock Capital Appreciation Portfolio       0.69%          --         0.02%

 BlackRock Large Cap Value Portfolio           0.63%          --          0.03%

 Met/Artisan Mid Cap Value Portfolio            0.81%          --         0.03%

 Met/Wellington Core Equity                    0.70%          --          0.02%
  Opportunities Portfolio

 MetLife Mid Cap Stock Index Portfolio          0.25%          --         0.04%

 MetLife Stock Index Portfolio                 0.25%          --          0.02%

 MFS(R) Total Return Portfolio                  0.55%          --         0.05%

 MFS(R) Value Portfolio                        0.70%          --          0.02%

 MSCI EAFE(R) Index Portfolio                   0.30%          --         0.10%

 Neuberger Berman Genesis Portfolio            0.81%          --          0.03%

 Russell 2000(R) Index Portfolio                0.25%          --         0.06%

 T. Rowe Price Large Cap Growth                0.60%          --          0.02%
  Portfolio

 T. Rowe Price Small Cap Growth                 0.47%          --         0.03%
  Portfolio

 Western Asset Management Strategic            0.59%          --          0.04%
  Bond Opportunities Portfolio

 T. ROWE PRICE GROWTH STOCK FUND,               0.54%          --         0.13%
 INC.
T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.
 T. Rowe Price International Stock Fund         0.64%          --         0.19%

T. ROWE PRICE PRIME RESERVE FUND,              0.34%          --          0.19%
 INC.
 THE ALGER PORTFOLIOS -- CLASS I-2
 Alger Small Cap Growth Portfolio              0.81%          --          0.15%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
FUND                                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 American Funds Growth-Income Fund               --        0.54%           --          0.54%

DEUTSCHE VARIABLE SERIES I -- CLASS A
 Deutsche CROCI(R) International VIP             --        1.05%         0.12%         0.93%

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Asset Manager Portfolio                         --        0.63%           --          0.63%

 Contrafund(R) Portfolio                        --        0.63%           --          0.63%

 Government Money Market Portfolio               --        0.25%           --          0.25%

 Growth Portfolio                               --        0.64%           --          0.64%

 MET INVESTORS SERIES TRUST -- CLASS A
 Invesco Small Cap Growth Portfolio             --        0.87%         0.02%         0.85%

 MetLife Small Cap Value Portfolio             0.07%       0.84%         0.00%         0.84%

 MFS(R) Research International Portfolio        --        0.76%         0.06%         0.70%

 Morgan Stanley Mid Cap Growth                   --        0.68%         0.01%         0.67%
  Portfolio

 PIMCO Total Return Portfolio                   --        0.52%         0.04%         0.48%

 T. Rowe Price Large Cap Value Portfolio         --        0.59%           --          0.59%

METROPOLITAN SERIES FUND -- CLASS A
 Barclays Aggregate Bond Index Portfolio         --        0.28%         0.01%         0.27%

 BlackRock Bond Income Portfolio                --        0.36%         0.00%         0.36%

 BlackRock Capital Appreciation Portfolio        --        0.71%         0.05%         0.66%

 BlackRock Large Cap Value Portfolio            --        0.66%         0.03%         0.63%

 Met/Artisan Mid Cap Value Portfolio             --        0.84%           --          0.84%

 Met/Wellington Core Equity                     --        0.72%         0.12%         0.60%
  Opportunities Portfolio

 MetLife Mid Cap Stock Index Portfolio         0.01%       0.30%         0.00%         0.30%

 MetLife Stock Index Portfolio                  --        0.27%         0.01%         0.26%

 MFS(R) Total Return Portfolio                   --        0.60%           --          0.60%

 MFS(R) Value Portfolio                         --        0.72%         0.14%         0.58%

 MSCI EAFE(R) Index Portfolio                  0.01%       0.41%         0.00%         0.41%

 Neuberger Berman Genesis Portfolio             --        0.84%         0.01%         0.83%

 Russell 2000(R) Index Portfolio               0.01%       0.32%         0.00%         0.32%

 T. Rowe Price Large Cap Growth                 --        0.62%         0.02%         0.60%
  Portfolio

 T. Rowe Price Small Cap Growth                  --        0.50%           --          0.50%
  Portfolio

 Western Asset Management Strategic             --        0.63%         0.04%         0.59%
  Bond Opportunities Portfolio

 T. ROWE PRICE GROWTH STOCK FUND,                --        0.67%           --          0.67%
 INC.
T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.
 T. Rowe Price International Stock Fund          --        0.83%           --          0.83%

T. ROWE PRICE PRIME RESERVE FUND,               --        0.53%           --          0.53%
 INC.
 THE ALGER PORTFOLIOS -- CLASS I-2
 Alger Small Cap Growth Portfolio               --        0.96%           --          0.96%


The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.



THE FUNDS

The following Funds are available under the Contract. CERTAIN FUNDS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A LIST OF THE FUNDS AVAILABLE WITH YOUR CONTRACT. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Insurance Company USA, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. You can
also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


Your available Funds are:


                  FUND                                INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------------- ----------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Small Capital-   Seeks long-term growth of capital.              Capital Research and Management
 ization Fund                                                                           Company
 American Funds Growth Fund             Seeks growth of capital.                        Capital Research and Management
                                                                                        Company
 American Funds Growth-Income Fund      Seeks long-term growth of capital and           Capital Research and Management
                                        income.                                         Company
 DEUTSCHE VARIABLE
 SERIES I -- CLASS A

 Deutsche CROCI(R) International VIP    Seeks long-term growth of capital.              Deutsche Investment Management Americas
                                                                                        Inc.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Asset Manager Portfolio                Seeks to obtain high total return with          Fidelity Management & Research Company
                                        reduced risk over the long term by allocating   Subadvisers: FMR Co., Inc. ; Fidelity
                                        its assets among stocks, bonds, and             Investments Money Management, Inc.
                                        short-term instruments.
 Contrafund(R) Portfolio                Seeks long-term capital appreciation.           Fidelity Management & Research Company
                                                                                        Subadviser: FMR Co., Inc.
 Government Money Market Portfolio      Seeks as high a level of current income as is   Fidelity Management & Research Company
 (formerly Money Market Portfolio)      consistent with preservation of capital and     Subadviser: Fidelity Investments Money
                                        liquidity.                                      Management, Inc.
 Growth Portfolio                       Seeks to achieve capital appreciation.          Fidelity Management & Research Company
                                                                                        Subadviser: FMR Co., Inc.
 MET INVESTORS SERIES
 TRUST -- CLASS A

 Invesco Small Cap Growth Portfolio     Seeks long-term growth of capital.              MetLife Advisers, LLC
                                                                                        Subadviser: Invesco Advisers, Inc.

                    FUND                                   INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 MetLife Small Cap Value Portfolio          Seeks long-term capital appreciation.
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth              Seeks capital appreciation.
 Portfolio
 PIMCO Total Return Portfolio               Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
                                            investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 METROPOLITAN SERIES FUND -- CLASS A

 Barclays Aggregate Bond Index Portfolio    Seeks to track the performance of the
                                            Barclays U.S. Aggregate Bond Index.
 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
                                            from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio   Seeks long-term growth of capital.
 BlackRock Large Cap Value Portfolio        Seeks long-term growth of capital.
 Met/Artisan Mid Cap Value Portfolio        Seeks long-term capital growth.
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio (formerly WMC      over time and, secondarily, long-term capital
 Core Equity Opportunities Portfolio)       appreciation and current income.
 MetLife Mid Cap Stock Index Portfolio      Seeks to track the performance of the
                                            Standard & Poor's MidCap 400(R) Composite
                                            Stock Price Index.
 MetLife Stock Index Portfolio              Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 MFS(R) Total Return Portfolio              Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio                     Seeks capital appreciation.
 MSCI EAFE(R) Index Portfolio               Seeks to track the performance of the MSCI
                                            EAFE(R) Index.
 Neuberger Berman Genesis Portfolio         Seeks high total return, consisting principally
                                            of capital appreciation.
 Russell 2000(R) Index Portfolio            Seeks to track the performance of the Russell
                                            2000(R) Index.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 T. Rowe Price Small Cap Growth Portfolio   Seeks long-term capital growth.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio                    with preservation of capital.



                    FUND                            INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 MetLife Small Cap Value Portfolio          MetLife Advisers, LLC
                                            Subadvisers: Delaware Investments Fund
                                            Advisers; Wells Capital Management
                                            Incorporated
 MFS(R) Research International Portfolio    MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Morgan Stanley Mid Cap Growth              MetLife Advisers, LLC
 Portfolio                                  Subadviser: Morgan Stanley Investment
                                            Management Inc.
 PIMCO Total Return Portfolio               MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 T. Rowe Price Large Cap Value Portfolio    MetLife Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND -- CLASS A

 Barclays Aggregate Bond Index Portfolio    MetLife Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 BlackRock Bond Income Portfolio            MetLife Advisers, LLC
                                            Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio   MetLife Advisers, LLC
                                            Subadviser: BlackRock Advisors, LLC
 BlackRock Large Cap Value Portfolio        MetLife Advisers, LLC
                                            Subadviser: BlackRock Advisors, LLC
 Met/Artisan Mid Cap Value Portfolio        MetLife Advisers, LLC
                                            Subadviser: Artisan Partners Limited
                                            Partnership
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio (formerly WMC      Subadviser: Wellington Management
 Core Equity Opportunities Portfolio)       Company LLP
 MetLife Mid Cap Stock Index Portfolio      MetLife Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Stock Index Portfolio              MetLife Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MFS(R) Total Return Portfolio              MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio                     MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MSCI EAFE(R) Index Portfolio               MetLife Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 Neuberger Berman Genesis Portfolio         MetLife Advisers, LLC
                                            Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 Russell 2000(R) Index Portfolio            MetLife Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 T. Rowe Price Large Cap Growth Portfolio   MetLife Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio   MetLife Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    MetLife Advisers, LLC
 Opportunities Portfolio                    Subadviser: Western Asset Management
                                            Company

                   FUND                                 INVESTMENT OBJECTIVE
----------------------------------------- ------------------------------------------------
 T. ROWE PRICE GROWTH STOCK FUND,         Seeks long-term capital growth through
 INC.                                     investments in stock.
 T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.

 T. Rowe Price International Stock Fund   Seeks long-term growth of capital through
                                          investments primarily in the common stocks
                                          of established, non-U.S. companies.
 T. ROWE PRICE PRIME RESERVE FUND,        Seeks preservation of capital, liquidity, and,
 INC.                                     consistent with these, the highest possible
                                          current income.
 THE ALGER PORTFOLIOS -- CLASS I-2

 Alger Small Cap Growth Portfolio         Seeks long-term capital appreciation.



                   FUND                           INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------------
 T. ROWE PRICE GROWTH STOCK FUND,         T. Rowe Price Associates, Inc.
 INC.
 T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.

 T. Rowe Price International Stock Fund   T. Rowe Price Associates, Inc.
                                          Subadviser: T. Rowe Price International Ltd
 T. ROWE PRICE PRIME RESERVE FUND,        T. Rowe Price Associates, Inc.
 INC.
 THE ALGER PORTFOLIOS -- CLASS I-2

 Alger Small Cap Growth Portfolio         Fred Alger Management, Inc.

SUMMARY OF THE CONTRACTS


DEATH BENEFIT


There is no death benefit on or after the Annuity Date; however, depending on the Annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity payments) will be paid to your Beneficiary(ies) (see the "Annuity Benefits" and "Death Benefits" sections of the prospectus for more information).


DESCRIPTION OF METLIFE INSURANCE COMPANY USA, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS


METLIFE INSURANCE COMPANY USA


The issuer of your contract, MetLife Insurance Company USA, is a wholly-owned subsidiary of MetLife, Inc. On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.


DESCRIPTION OF THE CONTRACTS


PURCHASE PAYMENTS


With respect to group Contracts (i.e., Contracts issued to an employer or organization which is the Owner of the Contract), please note that if the employer or organization does not remit Participants' Purchase Payments on a timely basis in accordance with the established schedule for making Purchase Payments, you may not participate in investment experience under the Contract until the Purchase Payment has been received and credited to your Participant's Account in accordance with our established administrative procedures.

OTHER INFORMATION


DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Insurance Company USA will be sent to you without charge.

APPENDIX B

FUNDS AVAILABLE WITH YOUR CONTRACT




If you purchased the FLEXIBLE VALUE ANNUITY, the following portfolios are available:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



DEUTSCHE VARIABLE SERIES I -- CLASS A

     Deutsche CROCI(R) International VIP



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Asset Manager Portfolio

     Contrafund(R) Portfolio

     Government Money Market Portfolio

     Growth Portfolio



MET INVESTORS SERIES TRUST -- CLASS A

     Invesco Small Cap Growth Portfolio

     MetLife Small Cap Value Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



METROPOLITAN SERIES FUND -- CLASS A

     Barclays Aggregate Bond Index Portfolio

     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     BlackRock Large Cap Value Portfolio

     Met/Artisan Mid Cap Value Portfolio

     Met/Wellington Core Equity Opportunities Portfolio

     MetLife Mid Cap Stock Index Portfolio

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     MFS(R) Value Portfolio

     MSCI EAFE(R) Index Portfolio

     Neuberger Berman Genesis Portfolio

     Russell 2000(R) Index Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



THE ALGER PORTFOLIOS -- CLASS I-2

     Alger Small Cap Growth Portfolio

--------------------------------------------------------------------------------

If you purchased the SECUR ANNUITY, the following portfolios are available:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Government Money Market Portfolio



MET INVESTORS SERIES TRUST -- CLASS A

     Invesco Small Cap Growth Portfolio

     MetLife Small Cap Value Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



METROPOLITAN SERIES FUND -- CLASS A

     Barclays Aggregate Bond Index Portfolio

     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     BlackRock Large Cap Value Portfolio

     Met/Artisan Mid Cap Value Portfolio

     Met/Wellington Core Equity Opportunities Portfolio

     MetLife Mid Cap Stock Index Portfolio

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     MFS(R) Value Portfolio

     MSCI EAFE(R) Index Portfolio

     Neuberger Berman Genesis Portfolio

     Russell 2000(R) Index Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



T. ROWE PRICE GROWTH STOCK FUND, INC.


T. ROWE PRICE INTERNATIONAL FUNDS, INC.

     T. Rowe Price International Stock Fund



T. ROWE PRICE PRIME RESERVE FUND, INC.

--------------------------------------------------------------------------------

If you purchased the ULTIMATE ANNUITY, the following portfolios are available:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund

DEUTSCHE VARIABLE SERIES I -- CLASS A

     Deutsche CROCI(R) International VIP



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Asset Manager Portfolio

     Contrafund(R) Portfolio

     Government Money Market Portfolio

     Growth Portfolio



MET INVESTORS SERIES TRUST -- CLASS A

     Invesco Small Cap Growth Portfolio

     MetLife Small Cap Value Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



METROPOLITAN SERIES FUND -- CLASS A

     Barclays Aggregate Bond Index Portfolio

     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     BlackRock Large Cap Value Portfolio

     Met/Artisan Mid Cap Value Portfolio

     Met/Wellington Core Equity Opportunities Portfolio

     MetLife Mid Cap Stock Index Portfolio

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     MFS(R) Value Portfolio

     MSCI EAFE(R) Index Portfolio

     Neuberger Berman Genesis Portfolio

     Russell 2000(R) Index Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



THE ALGER PORTFOLIOS -- CLASS I-2

     Alger Small Cap Growth Portfolio


                                       8